Segments - Results of Continuing Operations (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Information
Revenue		$ 73,620	$ 77,147	$ 79,591
Pre-tax income/(loss) from continuing operations		4,637	10,166	11,342
Charge for structural actions	$ 2,036
External Revenue
Segment Information
Revenue		73,451	76,054	77,421
External Revenue | Cloud & Cognitive Software
Segment Information
Revenue		23,376	22,891	21,857
External Revenue | Global Business Services
Segment Information
Revenue		16,162	16,798	16,795
External Revenue | Global Technology Services
Segment Information
Revenue		25,812	27,361	29,146
External Revenue | Systems
Segment Information
Revenue		6,978	7,604	8,034
External Revenue | Global Financing
Segment Information
Revenue		1,123	1,400	1,590
Internal transactions
Segment Information
Revenue		(6,306)	(6,220)	(6,813)
Pre-tax income/(loss) from continuing operations		(381)	(290)	(725)
Internal transactions | Cloud & Cognitive Software
Segment Information
Revenue		(3,169)	(2,827)	(3,190)
Internal transactions | Global Business Services
Segment Information
Revenue		(193)	(278)	(326)
Internal transactions | Global Technology Services
Segment Information
Revenue		(1,226)	(1,157)	(872)
Internal transactions | Systems
Segment Information
Revenue		(824)	(726)	(815)
Internal transactions | Global Financing
Segment Information
Revenue		(894)	(1,232)	(1,610)
Business Segments
Segment Information
Revenue		79,758	82,274	84,235
Pre-tax income/(loss) from continuing operations		$ 9,040	$ 12,835	$ 14,562
Revenue year-to-year change (as a percent)		(3.10%)	(2.30%)	1.30%
Pre-tax income/(loss) year-to-year change (as a percent)		(29.60%)	(11.90%)	1.20%
Pre-tax income/(loss) margin (as a percent)		11.30%	15.60%	17.30%
Business Segments | Cloud & Cognitive Software
Segment Information
Revenue		$ 26,545	$ 25,718	$ 25,047
Pre-tax income/(loss) from continuing operations		$ 6,362	$ 7,811	$ 8,914
Revenue year-to-year change (as a percent)		3.20%	2.70%	2.00%
Pre-tax income/(loss) year-to-year change (as a percent)		(18.50%)	(12.40%)	10.00%
Pre-tax income/(loss) margin (as a percent)		24.00%	30.40%	35.60%
Business Segments | Global Business Services
Segment Information
Revenue		$ 16,355	$ 17,076	$ 17,121
Pre-tax income/(loss) from continuing operations		$ 1,351	$ 1,623	$ 1,602
Revenue year-to-year change (as a percent)		(4.20%)	(0.30%)	3.00%
Pre-tax income/(loss) year-to-year change (as a percent)		(16.80%)	1.30%	26.20%
Pre-tax income/(loss) margin (as a percent)		8.30%	9.50%	9.40%
Business Segments | Global Technology Services
Segment Information
Revenue		$ 27,039	$ 28,518	$ 30,018
Pre-tax income/(loss) from continuing operations		$ 117	$ 1,645	$ 1,781
Revenue year-to-year change (as a percent)		(5.20%)	(5.00%)	0.50%
Pre-tax income/(loss) year-to-year change (as a percent)		(92.90%)	(7.60%)	(32.00%)
Pre-tax income/(loss) margin (as a percent)		0.40%	5.80%	5.90%
Business Segments | Systems
Segment Information
Revenue		$ 7,802	$ 8,330	$ 8,848
Pre-tax income/(loss) from continuing operations		$ 449	$ 701	$ 904
Revenue year-to-year change (as a percent)		(6.30%)	(5.90%)	(1.10%)
Pre-tax income/(loss) year-to-year change (as a percent)		(36.00%)	(22.40%)	(19.90%)
Pre-tax income/(loss) margin (as a percent)		5.80%	8.40%	10.20%
Business Segments | Global Financing
Segment Information
Revenue		$ 2,017	$ 2,632	$ 3,200
Pre-tax income/(loss) from continuing operations		$ 761	$ 1,055	$ 1,361
Revenue year-to-year change (as a percent)		(23.40%)	(17.80%)	1.00%
Pre-tax income/(loss) year-to-year change (as a percent)		(27.80%)	(22.50%)	6.50%
Pre-tax income/(loss) margin (as a percent)		37.70%	40.10%	42.50%
Adjustment
Segment Information
Revenue			$ 300	$ 400
SG&A expense
Segment Information
Charge for structural actions	$ 2,000
SG&A expense | Cloud & Cognitive Software
Segment Information
Pre-tax income/(loss) from continuing operations		$ (600)
SG&A expense | Global Business Services
Segment Information
Pre-tax income/(loss) from continuing operations		(400)
SG&A expense | Global Technology Services
Segment Information
Pre-tax income/(loss) from continuing operations		(900)
SG&A expense | Systems
Segment Information
Pre-tax income/(loss) from continuing operations		$ (200)